As filed with the Securities and Exchange Commission on January 30, 2006
                                                Securities Act File No. 33-48220
                                        Investment Company Act File No. 811-6687

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                         -------
              Pre-Effective Amendment No.
                                          ----                           -------
              Post-Effective Amendment No. 18                               X
                                                                         -------
                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              X
                                                                         -------
              Amendment No. 20                                              X
                                                                         -------

                         THE GABELLI MONEY MARKET FUNDS
               (Exact Name of Registrant as Specified in Charter)

                 ONE CORPORATE CENTER, RYE, NEW YORK 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                     (Name and Address of Agent for Service)

                                   Copies to:

James E. McKee, Esq.                               Daniel Schloendorn, Esq.
The Gabelli Money Market Funds                     Willkie Farr & Gallagher
One Corporate Center                               787 Seventh Avenue
Rye, New York 10580-1422                           New York, New York 10019-6099

        It is proposed that this filing will become effective:

---    immediately  upon filing  pursuant to  paragraph  (b);or
 X
---    on JANUARY 30, 2006  pursuant to paragraph  (b);or
---    60 days after filing  pursuant to paragraph  (a)(1);or
---    on ________ pursuant to paragraph  (a)(1); or
---    75 days after  filing  pursuant to paragraph (a)(2);or
---    on ________  pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

--- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 (800-422-3554)
                               FAX: 1-914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   (Net Asset Value available daily by calling
                          800-GABELLI after 6:00 p.m.)

             ------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
             ------------------------------------------------------

                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY .....................................     2-4

INVESTMENT INFORMATION .................................................       4

MANAGEMENT OF THE FUND .................................................       4

PURCHASE OF SHARES .....................................................     5-6

REDEMPTION OF SHARES ...................................................     6-8

EXCHANGE OF SHARES .....................................................       8

PRICING OF FUND SHARES .................................................       9

DIVIDENDS AND DISTRIBUTIONS ............................................       9

TAX INFORMATION ........................................................      10

MAILINGS TO SHAREHOLDERS ...............................................      10

FINANCIAL HIGHLIGHTS ...................................................      11

THE GABELLI U.S. TREASURY MONEY MARKET FUND

PROSPECTUS

JANUARY 30, 2006

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:

The Gabelli U.S. Treasury Money Market Fund (the "Fund"), the only series of The Gabelli Money Market Funds, seeks to provide high current income consistent with the preservation of principal and liquidity. The investment objective of the Fund is fundamental and may not be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and U.S. Treasury strips, which have remaining maturities of 397 days or less. Currently, the Fund invests exclusively in such U.S. Treasury obligations.

PRINCIPAL RISKS:

An investment in the Fund is subject to the risk that the Fund's yield will decline due to falling interest rates. Other factors may affect the market price and yield of the Fund's securities, including investor demand and domestic and worldwide economic conditions. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund can achieve its investment objective.

YOU MAY WANT TO INVEST IN THE FUND IF:

      o     you are a long-term investor

      o you desire a fund with lower expenses than the average U.S. Treasury money market fund

      o you seek stability of principal more than growth of capital or high current income

      o     you seek income free from state and local taxes

      o     you intend to exchange into other Gabelli-sponsored mutual funds

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are a short-term investor, because the Fund may impose certain transaction charges

      o you are aggressive in your investment approach or you desire a relatively high rate of return

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1996). For current yield information on the Fund, call 800-GABELLI (800-422-3554). The Fund's yield appears in THE WALL STREET JOURNAL each Thursday. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume the reinvestment of dividends and distributions.


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                   THE GABELLI U.S.TREASURY MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1996                  4.99%
1997                  5.30%
1998                  5.08%
1999                  4.46%
2000                  5.79%
2001                  3.80%
2002                  1.46%
2003                  0.83%
2004                  0.95%
2005                  2.72%

During the period shown in the bar chart, the highest return for a quarter was 1.49% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended June 30, 2004).

         AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 2005)      PAST ONE YEAR   PAST FIVE YEARS   PAST TEN YEARS
----------------------------------------------   -------------   ---------------   --------------
The Gabelli U.S. Treasury
 Money Market Fund ...........................       2.72%            1.94%            3.51%

FEES AND EXPENSES OF THE FUND:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES:
  (fees paid directly from your investment)*
Redemption Fees(1) .............................................................   $ 5.00
Account Closeout Fee(1) ........................................................   $ 5.00

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................     0.30%
Other Expenses .................................................................     0.05%
                                                                                   ------
Total Annual Fund Operating Expenses ...........................................     0.35%
Fee Waiver and Expense Reimbursement(2) ........................................     0.05%
                                                                                   ------
Net Annual Fund Operating Expenses(2)(3) .......................................     0.30%
                                                                                   ======

----------
*     No sales load is imposed on purchases, exchanges or redemptions.
(1) The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. See "Redemption of Shares." The charges will be paid to State Street Bank and Trust Company ("State Street") and will reduce the transfer agency expenses otherwise payable by the Fund.
(2) Gabelli Funds, LLC (the "Manager") contractually has agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding interest, taxes, and extraordinary expenses) at no more than 0.30% of the Fund's average daily net assets. This arrangement is in effect through the Fund's fiscal year ending September 30, 2006 and is renewable annually by the Manager.
(3) Through June 30, 2006, the Manager will voluntarily waive fees and/or reimburse expenses of the Fund to the extent necessary to maintain the total annual Fund operating expenses (excluding interest, taxes and extraordinary expenses) at no more than 0.08% of the Fund's average daily net assets. The Manager may extend this arrangement at its option.


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EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 YEAR            3 YEARS             5 YEARS           10 YEARS
      ------            -------             -------           --------
       $31               $107                $191               $438

                             INVESTMENT INFORMATION

Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. Treasury obligations, including U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury strips (the "80% Investment Policy"). Currently, the Fund invests exclusively in such U.S. Treasury obligations. The Fund's 80% Investment Policy may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any such changes. The Fund attempts to maintain a constant net asset value of $1.00 per share by purchasing only securities with 397 days or less remaining to maturity and limiting the dollar-weighted average maturity of its portfolio to 90 days. There is no guarantee that the Fund will achieve its investment objective because there is uncertainty in every investment.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

                             MANAGEMENT OF THE FUND

THE MANAGER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment manager to the Fund. The Manager makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Manager also manages several other open-end and closed-end investment companies in the Gabelli Family of Funds. The Manager is a New York limited liability company organized in 1999 as successor to GGCP, Inc, a New York corporation originally organized in 1980. The Manager is a wholly owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Manager, the Manager is entitled to receive a fee, computed daily and payable monthly, equal on an annual basis to 0.30% of the Fund's average daily net assets (the "Management Fee"). The Manager contractually has agreed to waive all or a portion of its Management Fee and/or to assume certain expenses of the Fund to the extent necessary to maintain the total expense ratio of the Fund at 0.30% of average daily net assets (excluding interest, taxes, and extraordinary expenses). This arrangement is in effect through the Fund's fiscal year ending September 30, 2006 and is renewable annually by the Manager. This arrangement has the effect of lowering the overall expense ratio of the Fund and increasing yield to investors in the Fund. For the fiscal year ended September 30, 2005, the Manager received a management fee at the rate of 0.25% of the Fund's average daily net assets, net of fee waivers. Additionally, the Manager has voluntarily agreed to


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reimburse  expenses to maintain an expense ratio of 0.08% of the Fund's  average daily net assets through June 30, 2006. Such agreements may be extended at its option.

The Fund's semi-annual report to shareholders for the period ended March 31, 2005 contained a discussion of the basis of the Board of Trustees' determination regarding whether to continue the investment advisory arrangements as described above.

                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), directly from the Fund through the Fund's transfer agent or through organizations that have special arrangements with the Fund ("Participating Organizations").

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli U.S. Treasury Money Market Fund" to:

            BY MAIL                           BY PERSONAL DELIVERY
            -------                           --------------------
            THE GABELLI FUNDS                 THE GABELLI FUNDS
            P.O. BOX 8308                     C/O BFDS
            BOSTON, MA 02266-8308             66 BROOKS DRIVE
                                              BRAINTREE, MA 02184

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554) or by visiting our website at www.gabelli.com. Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, and the name of the Fund.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                 RE: THE GABELLI U.S. TREASURY MONEY MARKET FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

            If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers. If your wire is received by the Fund before noon, (Eastern time) on a business day, you will begin earning dividends on the day of receipt.

      o PARTICIPATING ORGANIZATIONS. You may purchase shares from a Participating Organization. The Participating Organization will transmit a purchase order and payment to State Street on your behalf. Participating Organizations may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.


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SHARE  PRICE.  The Fund sells its shares at the net asset value next  determined after the Fund receives your completed subscription order form but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $10,000 ($3,000 for registered shareholders of other mutual funds managed by the Manager or its affiliates). See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Participating Organizations may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRA, "Roth" IRA, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as sponsor to such plans. Fund shares also may be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $1,000. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no initial minimum monthly investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the minimum $100 ACH between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund will charge your account $5.00 for each telephone request for bank wire redemption under $5,000 or telephone request for redemption by check. The Fund will also charge a $5.00 account closeout fee when you redeem all shares in your account, except for Fund exchanges and wire transfers. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days.


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You may redeem shares through the Distributor or directly from the Fund through its transfer agent or through Participating Organizations.

      o     BY LETTER. You may mail a letter requesting redemption of shares to:
            THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may not redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United States) or by visiting our website at www.gabelli.com. YOU MAY REDEEM FUND SHARES IN AN IRA THROUGH THE INTERNET. IRA holders should consult a tax adviser concerning the rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you will be responsible. You may request that redemption proceeds from telephone or internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Manager (see "Exchanges of Shares"). Among the procedures State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on redemptions by telephone or the internet.

            1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days and charge you $5.00 for this service.

            2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000.

      o     PARTICIPATING  ORGANIZATIONS.   You  may  redeem  shares  through  a
            Participating Organization which will transmit a redemption order to State Street on your behalf.

      o AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

      o BY CHECK DRAFT. You may write checks on your account with the Fund in the amount of $500 or more. Simply request the checkwriting service on your subscription order form and the Fund will send you checks. The Fund will not honor a check if (i) you purchased shares by check and the check has not cleared, (ii) the check would close out your account, (iii) the amount of the check is higher than funds available in your account, (iv) the check is written for less than $500, or (v) the check contains an irregularity in the signature or otherwise. In the case of (iii), (iv), and (v), State Street will charge your account a $15 fee. The Fund may change or terminate the check-writing service or impose additional charges at any time.


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INVOLUNTARY  REDEMPTION.  The Fund may redeem all shares in your account  (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES Money market funds are often used by investors for short-term investments, in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Trustees of the Fund has determined not to adopt policies and procedures, or impose redemption fees or other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares will increase the Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Manager. Most transaction costs are not included in the Fund's annual operating expenses shown in the Fund's fee table in the prospectus, but do detract from the Fund's performance. However, the Fund reserves the right to limit or restrict purchases in the Fund if it is in the best interest of the Fund's existing shareholders.

The Boards of the various Gabelli non-money market mutual funds have approved policies and procedures that are intended to discourage abusive trading practices in these mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your Fund shares for shares of a non-money market mutual fund, please read the prospectus of that other mutual fund.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of any other open-end fund managed by the Manager or its affiliates based on their relative net asset values. The Fund also offers an automatic monthly exchange privilege. To obtain a list of the funds whose shares you may acquire through an exchange or details on the automatic monthly exchange privilege call 800-GABELLI (800-422-3554). The Fund or any of the other funds may impose limitations on, modify or terminate the exchange privilege with respect to such fund or any investor at any time.

In effecting an exchange:

            o you must meet the minimum purchase requirements for the fund whose shares you purchase through exchange.

            o if you are exchanging into a fund with a sales charge, you must pay the sales charge at the time of exchange.


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8

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            o     if  you  are  exchanging  from a fund  with a  redemption  fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange.

            o     you may realize a taxable gain or loss.

            o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.

            o you should be aware that brokers may charge a fee for handling an exchange for you.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a Participating Organization.

      o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554).

      o     EXCHANGE BY MAIL.  You may send a written  request for exchanges to:
            The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

      o     EXCHANGE   THROUGH  THE   INTERNET.   You  may  also  give  exchange
            instructions via the Internet at www.gabelli.com. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES

The Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value is determined at noon (Eastern time) and as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Net asset value is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses the amortized cost method of valuing its portfolio securities to maintain a constant net asset value of $1.00 per share. Under this method of valuation, the Fund values its portfolio securities at their cost at the time of purchase and not at market value, thus minimizing fluctuations in value due to interest rate changes or market conditions.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends out of net investment income and short-term capital gains will be declared daily and paid monthly, and distributions of net long term capital gains, if any, will be paid annually. They will be automatically reinvested at net asset value in additional shares of the Fund unless you instruct the Fund to pay all dividends and distributions in cash. You will make an election to receive dividends and distributions in cash or Fund shares at the time you first purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the net asset


--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------

value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains or other income.

If you purchase shares prior to 12:00 noon (Eastern time), you will receive the full dividend for that day. If you redeem shares prior to 12:00 noon (Eastern time) on any Business Day, you will not earn that day's dividend, but the redemption proceeds are available that day. If you redeem shares between noon and 4:00 p.m. (Eastern time), you will earn that day's dividend, but the redemption proceeds are not available until the next Business Day.

                                 TAX INFORMATION

The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income and distributions of net short-term capital gains (I.E., gains from assets held by the Fund for one year or less) are taxable to you as ordinary income, if you are a U.S. shareholder. Distributions of net long-term capital gains, if any, are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to state or local taxes, except to the extent distributions are derived from U.S. Treasury securities. A redemption of the Fund's shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable.

After the end of each calendar year, the Fund will provide you with information about the distributions and dividends you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the U.S. tax consequences to you of an investment in the Fund.

                            MAILINGS TO SHAREHOLDERS

In our continuing efforts to reduce duplicative mail and fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings in accordance with your instructions within 30 days of your request.


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10

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                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's shares. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements and related notes, is included in the annual report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                               YEAR ENDED SEPTEMBER 30,
                                                          ------------------------------------------------------------------
                                                             2005         2004         2003           2002           2001
                                                          ----------   ----------   ----------     ----------     ----------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ................   $   1.0000   $   1.0000   $   1.0000     $   1.0000     $   1.0000
                                                          ----------   ----------   ----------     ----------     ----------
  Net investment income (a) ...........................       0.0212       0.0073       0.0095         0.0161         0.0453
  Net realized gain on investments ....................       0.0002       0.0001       0.0002         0.0012         0.0011
                                                          ----------   ----------   ----------     ----------     ----------
  Total from investment operations ....................       0.0214       0.0074       0.0097         0.0173         0.0464
                                                          ----------   ----------   ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...............................      (0.0212)     (0.0073)     (0.0095)       (0.0161)       (0.0453)
  Net realized gain on investments ....................      (0.0002)     (0.0001)     (0.0002)       (0.0012)       (0.0011)
                                                          ----------   ----------   ----------     ----------     ----------
  Total distributions .................................      (0.0214)     (0.0074)     (0.0097)       (0.0173)       (0.0464)
                                                          ----------   ----------   ----------     ----------     ----------
  NET ASSET VALUE, END OF PERIOD ......................   $   1.0000   $   1.0000   $   1.0000     $   1.0000     $   1.0000
                                                          ==========   ==========   ==========     ==========     ==========
  Total return+ .......................................         2.22%        0.75%        0.98%          1.72%          4.74%
                                                          ==========   ==========   ==========     ==========     ==========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ................   $  778,298   $  925,728   $1,030,710     $1,016,253     $  805,149
  Ratio of net investment income to average net assets          2.12%        0.73%        0.95%          1.59%          4.51%
  Ratio of operating expenses to average net assets (b)         0.30%        0.30%        0.30%          0.30%          0.30%

----------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a) Net investment income per share before fees waived by the Manager for the fiscal years ended September 30, 2005, 2004, 2003, 2002 and 2001 was $0.0207, $0.0081, $0.0067, $0.0089 and $0.0155, respectively.
(b) Operating expense ratios before fees waived by the Manager for the fiscal years ended September 30, 2005, 2004, 2003, 2002 and 2001 were 0.35%,
      0.36%, 0.36%, 0.36% and 0.37%, respectively.


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                    GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------


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                                                                              15

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                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

  You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:

                   The Gabelli U.S. Treasury Money Market Fund

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Fund's prospectus, reports, and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

      o     Free from the Fund's website at www.gabelli.com.

      o For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-800-SEC-0330.

      o Free from the EDGAR Database on the Commission's website at www.sec.gov.

(Investment Company Act File Number 811-06687)

--------------------------------------------------------------------------------

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND


                       Statement of Additional Information
                                January 30, 2006

      This Statement of Additional Information ("SAI"), which is not a prospectus, describes The Gabelli U.S. Treasury Money Market Fund (the "Fund"), which is the only series of The Gabelli Money Market Funds, a Delaware statutory trust (the "Trust"). This SAI should be read in conjunction with the Fund's Prospectus dated January 30, 2006. For a free copy of the Prospectus, please contact the Fund at the address, telephone number, or Internet website printed below. This SAI is incorporated by reference in its entirety into the Prospectus.

                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 WWW.GABELLI.COM

                                TABLE OF CONTENTS

General Information .......................................................    2
Investment Strategies and Risks ...........................................    2
         U.S. Treasury Obligations ........................................    2
         When-Issued and Delayed Delivery Securities ......................    2
         Illiquid Securities ..............................................    3
         Repurchase Agreements ............................................    3
Investment Restrictions ...................................................    4
Portfolio Holdings ........................................................    5
Trustees and Officers .....................................................    6
Control Persons and Principal Shareholders ................................   11
The Manager ...............................................................   12
         The Sub-Administrator ............................................   13
         The Distributor ..................................................   14
         Counsel ..........................................................   14
         Independent Registered Public Accounting Firm ....................   14
         Custodian, Transfer Agent, and Dividend Disbursing Agent .........   14
Portfolio Transactions and Brokerage ......................................   15
Purchase of Shares ........................................................   15
Retirement Plans ..........................................................   15
Redemption of Shares ......................................................   16
Determination of Net Asset Value ..........................................   16
Taxation ..................................................................   17
Description of the Fund's Shares ..........................................   20
Financial Statements ......................................................   20

                               GENERAL INFORMATION

      The Fund is a diversified, open-end, management investment company organized under the laws of the State of Delaware as an unincorporated statutory trust on May 21, 1992. The Fund commenced investment operations on October 1, 1992.

                         INVESTMENT STRATEGIES AND RISKS

      The Fund's Prospectus discusses the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies. Although the Fund reserves the right to use repurchase agreements, the Fund will not engage in such activity until further notice. The Fund's investment objective is fundamental and may be changed only by the affirmative vote of at least a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). A majority of the Fund's outstanding securities is defined as the lesser of (i) 67% of the Fund's shares represented at a meeting of shareholders at which the holders of 50% or more of the Fund's outstanding shares are represented in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

U.S. TREASURY OBLIGATIONS

      As set forth in the Prospectus, under normal market conditions, the Fund will invest at least 80% of its net assets in the following types of U.S. Treasury obligations:

      U.S. TREASURY SECURITIES. The Fund will invest in U.S. Treasury securities, including bills, notes and bonds. These instruments are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities.

      COMPONENTS OF U.S. TREASURY SECURITIES. The Fund may also invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations, or one or more of the interest payments scheduled to be paid on such obligations. Component parts of U.S. Treasury notes or bonds are created through the U.S. Treasury Department's STRIPS program. These obligations may take the form of (i) Treasury obligations from which the interest coupons have been stripped, (ii) the interest coupons that are stripped, or (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components, and may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds. The underlying U.S. Treasury notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are commonly referred to as Treasury strips.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

      The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable by Gabelli Funds, LLC, the Trust's investment adviser ("Manager").

      Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

ILLIQUID SECURITIES

      The Fund may invest up to 10% of its net assets in repurchase agreements which have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or subject to legal or contractual restrictions on resale. The Manager, however, does not currently intend to employ such investments. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Trust's Manager anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this new regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD").

      Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act are not deemed to be illiquid. The Fund would treat such securities as illiquid until such time that the Manager determines that they are readily marketable. In reaching liquidity decisions, the Trust's Manager would consider, INTER ALIA, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

REPURCHASE AGREEMENTS

      The Fund may enter into repurchase agreements, which are agreements to purchase securities (the "underlying securities") from a bank which is a member of the Federal Reserve System, or from a well-established securities dealer, and the bank or dealer agrees to repurchase the underlying securities from the Fund, at the original purchase price, plus specified interest, at a specified future date; however, the Manager does not currently intend to employ such investments. The Fund will enter into repurchase agreements only where the underlying securities (1) are of the type (excluding maturity limitations) which the Fund's investment policies and restrictions would allow it to purchase directly and (2) are "marked to market" on a daily basis, so that the market value of the underlying securities, including interest accrued, is equal to or in excess of the value of the repurchase agreement. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the security. The U.S. Treasury obligations held as collateral are valued daily, and as the value of these instruments declines, the Fund will require additional collateral.

      With respect to engaging in repurchase agreements, the Fund's risk would be primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligations are less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will experience a loss.

      In addition, interest income derived from repurchase agreements is not considered to be income derived from U.S. Treasury obligations and is not exempt from state and local income taxes. In addition, some states require that, in order for the tax exempt character of the Fund's interest from U.S. Treasury obligations to pass through to its shareholders, the Fund must maintain specified minimum levels of the Fund's total assets in U.S. Treasury obligations. If the level of non-U.S. Treasury obligations (including repurchase agreements) exceeds a state's limit for this pass-through, then none of the Fund's interest income would be exempt from state or local income tax in the state for the applicable year. While the Fund does not specifically limit the amount of repurchase agreements that it can enter into, the Fund will endeavor to maintain the levels necessary to preserve the pass-through of the Fund's tax-exempt interest income from U.S. Treasury obligations.

                             INVESTMENT RESTRICTIONS

      Unless specified to the contrary, the following restrictions are fundamental and may not be changed as to the Fund without the approval of the majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).

      As a matter of  fundamental  policy,  the Trust may not,  on behalf of the
Fund:

      (1) purchase any security other than obligations of the U.S. government, including repurchase agreements with respect to such securities;

      (2) borrow money, except from banks for temporary, extraordinary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, or for clearance of transactions; borrowing in the aggregate may not exceed 30% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made; investment securities will not be purchased while borrowings exceed 5% of the Fund's total assets;

      (3) issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) permitted borrowings of money from banks; or (c) purchasing securities on a "when-issued" or "delayed delivery" basis;

      (4) make loans of the Fund's portfolio securities, except through repurchase agreements;

      (5) purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for clearance of transactions);

      (6) act as underwriter of securities except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain Federal securities laws;

      (7) make short sales or maintain a short position;

      (8) buy or sell real estate or interests in real estate, including real estate limited partnerships;

      (9) acquire securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

      (10) make investments for the purpose of exercising control or management;

      (11) invest in interests in or leases related to oil, gas or other mineral exploration or development programs; or

      (12) buy or sell commodities or commodity contracts (including futures contracts and options thereon).

      In addition, as a matter of operating policy, the Trust will not on behalf of the Fund invest more than 25% of the Fund's total assets in any industry other than the U.S. government.

      If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                               PORTFOLIO HOLDINGS


      Employees of the Manager and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund and the Manager have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund's portfolio holdings as well as portfolio trading activity of the Manager with respect to the Fund (collectively, "Portfolio Holdings Information"). In addition, the Fund and the Manager have adopted policies and procedures that provide that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available generally to the public by posting on the Fund's Website or filed as part of a required filing on Form N-Q or N-CSR, or (b) provided to a third party for legitimate business or regulatory purposes, as described below. The Manager will examine each situation under (b) with a view to determine that release of the information is in the interest of the Fund and its shareholders and, if a potential conflict between the Manager's interest and the Fund's interests arises, to have such conflict resolved by the Chief Compliance Officer or the Independent Trustees. These policies further provide that no officer of the Fund or employee of the Manager shall communicate with the media about the Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer or General Counsel of the Manager.

      Under the foregoing policies, the Fund currently may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data).


      (1)   To  regulatory   authorities   in  response  to  requests  for  such
            information and with the approval of the Chief Compliance Officer of the Fund;


      (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential until it has been made public by the Manager;

      (3) To service providers of the Fund, which are necessary for the performance of their services to the Fund and to the Board of Trustees of the Fund; the Fund's current service providers are its administrator, transfer agent, custodian, independent registered public accounting firm and fund counsel;


      (4) To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential;

      (5) To certain broker dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker dealer or financial intermediary to agree to keep such information confidential and is further subject to prior approval of the Chief Compliance Officer of the Fund and shall be reported to the Board of Trustees at the next quarterly meeting;

      (6) To consultants for purposes of performing analysis of the Fund which analysis (but not the Portfolio Holdings Information) may be used by the consultant with its clients or disseminated to the public provided that such entity shall have agreed to keep such information confidential.

      Subject to the Fund's policies described in item 2 above, the following entities receive information about the portfolio holdings including information derived from the portfolio:

                  (1) Lipper, Inc. receives information derived from the portfolio monthly, with a one (1) day lag, and

                  (2)   Investment   Company  Institute   receives   information
                        derived  from the  portfolio  monthly,  with up to a ten
                        (10)-business day lag.


      Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Fund, the Manager nor any of their affiliates will accept on behalf of themselves, their affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board of Trustees will review such arrangements annually with the Fund's Chief Compliance Officer.


                              TRUSTEES AND OFFICERS


      Under Delaware law, the Trust's Board of Trustees is responsible for establishing the Fund's policies and for overseeing management of the Fund. The Board also elects the Trust's officers who conduct the daily business of the Fund. Information pertaining to the Trustees and executive officers is set forth below.




                                            NUMBER OF
                                              FUNDS
                              TERM OF        IN FUND
    NAME, POSITION(S)        OFFICE AND      COMPLEX
       ADDRESS(1)            LENGTH OF       OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)   BY TRUSTEE          DURING PAST FIVE YEARS                 HELD BY TRUSTEE(3)
        -------            --------------   ----------          ----------------------                 ------------------
INTERESTED
TRUSTEE(4):

MARIO J. GABELLI             Since 1992         24       Chairman of the Board and              Director of Morgan Group
Trustee and Chairman of                                  Chief Executive Officer of             Holdings, Inc. (Holding
the Board                                                GAMCO Investors, Inc. and              Company)
Age: 63                                                  Chief Investment Officer -
                                                         Value Portfolios of
                                                         Gabelli Funds, LLC and
                                                         GAMCO Asset Management
                                                         Inc., Chairman and Chief
                                                         Executive Officer of Lynch
                                                         Interactive Corporation
                                                         (multimedia and services)

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
(4) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC, which acts as the Fund's investment manager.

                                            NUMBER OF
                                              FUNDS
                              TERM OF        IN FUND
    NAME, POSITION(S)        OFFICE AND      COMPLEX
       ADDRESS(1)            LENGTH OF       OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)   BY TRUSTEE          DURING PAST FIVE YEARS                 HELD BY TRUSTEE(3)
        -------            --------------   ----------          ----------------------                 ------------------
NON-INTERESTED
TRUSTEES:

ANTHONY J. COLAVITA          Since 1992         34       Partner in the law firm of                          --
Trustee                                                  Anthony J. Colavita, P.C.
Age: 70

VINCENT D. ENRIGHT           Since 1992         14       Former Senior Vice President           Director of Aphton Corporation
Trustee                                                  and Chief Financial Officer of         (biopharmaceutical company)
Age: 62                                                  KeySpan Energy Corporation

ANTHONIE C. VAN EKRIS        Since 1992         18       Chairman of BALMAC                     Director of Aurado Energy, Inc.
Trustee                                                  International, Inc.                    (oil and gas operations)
Age: 71                                                  (commodities and futures
                                                         trading)

OFFICERS:

BRUCE N. ALPERT              Since 2003         --       Executive Vice President and                        --
President and                                            Chief Operating Officer of
Treasurer                                                Gabelli Funds, LLC since 1988;
Age: 54                                                  Director and President of
                                                         Gabelli Advisers, Inc. since
                                                         1998. Officer of all the
                                                         registered investment companies
                                                         in the Gabelli Funds complex.

HENLEY L. SMITH              Since 1992         --       Senior Portfolio Manager of                         --
Vice President                                           Gabelli Fixed Income LLC and
Age: 49                                                  its predecessors since 1987

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.
(4) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC, which acts as the Fund's investment manager.

                                            NUMBER OF
                                              FUNDS
                              TERM OF        IN FUND
    NAME, POSITION(S)        OFFICE AND      COMPLEX
       ADDRESS(1)            LENGTH OF       OVERSEEN           PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)   BY TRUSTEE          DURING PAST FIVE YEARS                 HELD BY TRUSTEE(3)
        -------            --------------   ----------          ----------------------                 ------------------
RONALD S. EAKER              Since 1992         --       Senior Portfolio Manager of Gabelli                 --
Vice President                                           Fixed Income LLC and its
Age: 45                                                  predecessors since 1987

JUDITH RANERI                Since 1997         --       Portfolio Manager, Gabelli Funds,                   --
Vice President and                                       LLC since April 1997; Former Senior
Portfolio Manager                                        Portfolio Manager, Secretary and
Age: 38                                                  Treasurer of The Treasurer's Fund,
                                                         Inc.

JAMES E. MCKEE               Since 1995         --       Vice President, General Counsel and                 --
Secretary                                                Secretary of GAMCO Investors, Inc.
Age: 42                                                  since 1999 and GAMCO Asset
                                                         Management, Inc. since 1993;
                                                         Secretary of all of the registered
                                                         investment companies in the Gabelli
                                                         Funds complex.

PETER D. GOLDSTEIN           Since 2004         --       Director of Regulatory Affairs at
Chief Compliance Officer                                 GAMCO Investors, Inc. since 2004.
Age: 52                                                  Chief Compliance Officer of all of
                                                         the registered investment companies
                                                         in the Gabelli Funds complex. Vice
                                                         President of Goldman Sachs Asset
                                                         Management from 2000 through 2004;
                                                         Deputy General Counsel of GAMCO
                                                         Investors, Inc. from 1998 through
                                                         2000.

----------
(1)   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
(2)   Each Trustee will hold office for an indefinite term until the earliest of
      (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Amended and Restated By Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.


STANDING BOARD COMMITTEES

The Board of Trustees has established two standing committees in connection with its governance of the Fund -Nominating and Audit.


The Fund's Nominating Committee consists of four members: Messrs. Colavita (Chairman), Enright, Parker and van Ekris, who are not "interested persons" of the Fund as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Fund. The Nominating Committee did not meet during the fiscal year ended September 30, 2005. The Fund does not have a standing compensation committee.

The Fund's Audit Committee consists of one member, Mr. Enright (Chairman), who is not an "interested person" of the Fund as defined in the 1940 Act. Mr. van Ekris has been proposed to replace Mr. Parker, who has resigned from the Board effective January 26, 2006. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Trustees of the Fund on February 16, 2005. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent registered public accounting firm's responsibility to plan and carry out an audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls, and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof and to act as a liaison between the Board of Trustees and the Fund's independent registered public accounting firm. During the fiscal year ended September 30, 2005, the Audit Committee met twice.


TRUSTEE OWNERSHIP OF FUND SHARES


      Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Trustee.

                                 DOLLAR RANGE OF EQUITY     AGGREGATE DOLLAR RANGE OF EQUITY
                                     SECURITIES HELD                SECURITIES HELD
     NAME OF TRUSTEE                  IN THE FUND*                  IN FUND COMPLEX*
     ---------------                  ------------                  ----------------
INTERESTED TRUSTEE:

Mario J. Gabelli                            E                              E

NON-INTERESTED TRUSTEES:

Anthony J. Colavita**                       E                              E

Vincent D. Enright                          C                              E

Anthonie C. van Ekris**                     A                              E

----------
*     KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2005
A.    None
B.    $1 - $10,000
C.    $10,001 - $50,000
D.    $50,001 - $100,000
E.    Over $100,000
** Mr. Colavita beneficially owns less than 1% of the common stock of Lynch Corporation having a value of $11,005 as of December 31, 2005. Mr. van Ekris beneficially owns less than 1% of the common stock of (i) Lynch Corporation having a value of $13,200 as of December 31, 2005 and (ii) Lynch Interactive Corporation having a value of $52,176 as of December 31, 2005. Lynch Corporation and Lynch Interactive Corporation may be deemed to be controlled by Mario J. Gabelli, and/or its affiliates, and in that event would be deemed to be under common control with the Fund's manager.


TRUSTEE AND OFFICER COMPENSATION


The following table sets forth certain information regarding the compensation of the Fund's Trustees. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the calendar year ended December 31, 2005.

No trustee, officer or employee of Gabelli & Company, Inc. or the Manager will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of its affiliates, $3,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and other out-of-pocket expenses.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------
                                                         TOTAL COMPENSATION FROM
                              AGGREGATE COMPENSATION        THE FUND AND FUND
  NAME AND POSITION               FROM THE FUND                  COMPLEX*
--------------------------------------------------------------------------------
Mario J. Gabelli                     $    0                    $      0(24)
Chairman of the Board
--------------------------------------------------------------------------------
Anthony J. Colavita                  $5,014                    $212,473(37)
Trustee
--------------------------------------------------------------------------------
Vincent D. Enright                   $6,038                    $ 80,617(14)
Trustee
--------------------------------------------------------------------------------
John J. Parker**                     $6,500                    $  6,500(1)
Former Trustee
--------------------------------------------------------------------------------
Karl Otto Pohl***                    $    0                    $  7,571(34)
Former Trustee
--------------------------------------------------------------------------------
Anthonie C. van Ekris                $5,025                    $105,378(21)
Trustee
--------------------------------------------------------------------------------

* Represents the total compensation paid to such persons during the calendar year ended December 31, 2005. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.
**    Mr. Parker resigned from the Board effective January 26, 2006.
*** Mr. Pohl resigned from the Board on November 15, 2005, and now serves as Trustee Emeritus.


PROXY VOTING POLICIES

The Fund has delegated the voting of portfolio securities to Gabelli Funds, LLC in its capacity as the Fund's investment adviser. The Manager has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Manager has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

Normally, the Manager exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select auditors, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider nonfinancial effects of a merger, to limit shareholders' right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales or liquidations.

A Proxy Committee comprised of senior representatives of the Manager and its affiliated investment advisers has the responsibility for the content, interpretation and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Corporate Governance Service ("ISS"), other third-party services and the analysts of Gabelli & Company, Inc., will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.

All matters identified by the Chairman of the Committee, the Director of Proxy Voting Services or the Manager's Legal Department as controversial, taking into account the recommendations of ISS or other third party services and the analysts of Gabelli & Company, Inc., will be presented to the Proxy Committee. If the Chairman of the Committee, the Director of Proxy Voting Services or the Manager's Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Voting Committee; or (3) may give rise to a conflict of interest between the Manager and its clients, the Chairman of the Committee will initially determine what vote to recommend that the Manager cast and the matter will go before the Committee.

For matters submitted to the Committee, each member of the Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer and any recommendations by Gabelli & Company, Inc. analysts. The Chief Investment Officer or the Gabelli & Company, Inc. analysts may be invited to present their viewpoints. If the Manager's Legal Department believes that the matter before the Committee is one with respect to which a conflict of interest may exist between the Manager and its clients, legal counsel will provide an opinion to the Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Manager may diverge, the Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of Fund shareholders on the one hand, and those of the Fund's Manager, the principal underwriter or other principal underwriter on the other hand, the conflict will be brought to the Proxy Committee to determine a resolution. The Proxy Committee may determine to resolve such conflict itself, may ask the independent directors of the relevant funds which would potentially include the Board's Proxy Committee, to vote the proxies, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Committee, the Chairman of the Committee will break the tie. The Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.


The Trust files Form N-PX with the Fund's complete proxy-voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust filed its Form N-PX with the Securities and Exchange Commission (the "SEC") on August 30, 2005. This filing for the Fund is available without charge, upon request, by calling toll-free (800) 422-3554 and on the website of the SEC at www.sec.gov.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


      On January 9, 2006, the outstanding voting securities of the Fund consisted of 750,646,138.921 shares of beneficial interest. As a group, the Officers and Trustees of the Trust (other than Mr. Gabelli) owned beneficially, directly or indirectly, less than 1% of its outstanding voting shares.

      As  of  January  9,  2006  the  following   persons  owned  of  record  or
beneficially 5% or more of the Fund's outstanding shares:

NAME AND ADDRESS                       % OF FUND         NATURE OF OWNERSHIP
----------------                       ---------         -------------------

First Clearing Corporation LLC           53.82%          Record*
Jeff Askew Vice President
10750 Wheat First Drive
Glen Allen, Virginia 23060-9245

GAMCO Investors, Inc.                   12.53%           Beneficial
Attn:  Chief Financial Officer
One Corporate Center
Rye, NY 10580

Gabelli Funds LLC                        6.47%           Beneficial
One Corporate Center
Rye, New York 10580-1485

GGCP, Inc.                              12.13%           Beneficial
140 Greenwich Ave
Greenwich, Connecticut 06830

GAMCO Asset Management Inc.             31.72%           Beneficial***
One Corporate Center
Rye, New York 10580-1422

Mario J. Gabelli                        72.32%           Beneficial**
One Corporate Center
Rye, New York 10580-1422

      *Beneficial ownership is disclaimed. The percentage includes 28.14% of shares that are held beneficially on behalf of client accounts of GAMCO Asset Management Inc. The percentage includes 6.96% of the shares owned beneficially by GAMCO Investors, Inc. Beneficial ownership of shares representing 25% or more of the outstanding shares of the Funds may be deemed to have control, as that term is defined in the 1940 Act.
     **Includes 511,509,785.86 Shares (68.14% of the number of shares outstanding) indirectly beneficially owned by Mr. Gabelli as a result of his position as a controlling person of certain shareholders, including GAMCO Investors, Inc. ("GBL"), GAMCO Asset Management Inc, Gabelli Funds, LLC, and GGCP Inc. The shares shown as beneficially owned by Mr. Gabelli include the shares shown as beneficially owned by GBL, GAMCO Asset Management Inc., Gabelli Funds, LLC, and GGCP Inc. in the table above. With respect to First Clearing Corporation LLC, 28.14% of the shares of the Fund are held by discretionary client accounts of GAMCO Asset Management Inc. Mr. Gabelli disclaims beneficial ownership of shares held by discretionary client accounts of GAMCO Asset Management Inc.
    ***The percentage includes 28.14% of shares that are held beneficially on behalf of client accounts of GAMCO Asset Management Inc. GAMCO Asset Management Inc. disclaims beneficial ownership of such shares.




                                   THE MANAGER

MANAGER


      The Manager is a New York limited liability company which serves as an investment adviser to 15 open-end investment companies, and 7 closed-end investment companies with aggregate assets in excess of $13.2 billion as of September 30, 2005. The Manager is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Manager on the basis of his controlling interest of the ultimate parent company of the Manager. The Manager has several affiliates that provide investment advisory services: GAMCO Asset Management Inc. ("GAMCO"), a wholly-owned subsidiary of the Manager's parent company, GAMCO Investors, Inc., which acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had assets under management of approximately $13.1 billion as of September 30, 2005; Gabelli Advisers, Inc. which acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $416 million as of September 30, 2005; Gabelli Securities, Inc. which acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $745 million as of September 30, 2005; and Gabelli Fixed Income LLC which acts as investment adviser for separate accounts having assets under management of approximately $10.5 million as of September 30, 2005.


      The Manager currently serves as investment adviser to the Fund pursuant to a management agreement with the Trust (the "Management Agreement"). Under the Management Agreement, the Manager, subject to the supervision of the Trustees and in conformity with the stated policies of the Trust, manages both the investment operations of the Trust and the composition of the Trust's portfolio, including the purchase, retention, disposition of securities and other investments. The Manager is obligated to keep certain books and records of the Trust in connection therewith. The Manager is also obligated to provide research and statistical analysis and to pay costs of certain clerical and administrative services involved in portfolio management. The management services of the Manager to the Trust are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management services to others.

      The Manager has authorized any of its directors, officers and employees who have been elected as Trustees or Officers of the Trust to serve in the capacities in which they have been elected. Services furnished by the Manager under the Management Agreement may be furnished by any such directors, officers or employees of the Manager. In connection with the services it renders, the Manager bears the following expenses:

      (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees who are not affiliated persons of the Manager or the Trust's investment adviser;

      (b) all expenses incurred by the Manager or by the Trust in connection with managing the ordinary course of the Trust's business, other than those assumed by the Trust, as described below; and

      (c) the costs and expenses payable to PFPC Inc. (the  "Sub-Administrator")
pursuant  to  a  sub-administration   agreement  between  the  Manager  and  the
Sub-Administrator (the "Sub-Administration Agreement").

      Under the terms of the Management Agreement, the Trust is responsible for the payment of the following expenses, including (a) the fee payable to the Manager, (b) the fees and expenses of Trustees who are not affiliated with the Manager, (c) the fees and certain expenses of the Trust's Custodian and Transfer and Dividend Disbursing Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Trust and of pricing the Trust's shares, (d) the fees and expenses of the Trust's legal counsel and the independent registered public accounting firm, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and business fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust is a member, (h) the cost of share certificates representing shares of the Trust, if any, (i) the cost of fidelity insurance, and Trustees' and Officers' professional liability and errors and omissions insurance, if any, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statement and prospectuses for such purposes, (k) allocable communications expenses with respect to investor services and all expenses of shareholders and Trustees' meetings and of preparing, printing and mailing reports to shareholders, (l) litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Trust's business, (m) any expenses assumed by the Trust pursuant to a plan of distribution adopted in conformity with Rule 12b-1 under the 1940 Act, if any, and (n) the fees and expenses of each series of the Trust in connection with the management, investment and reinvestment of the assets of each such series.

      The Management Agreement provides that the Manager shall not be liable to the Trust for any error of judgment by the Manager or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement in no way restricts the Manager from acting as an investment adviser to others. The Trust has agreed by the terms of the Management Agreement that the Trust may use the name "Gabelli" only for so long as the Management Agreement or any amendment, renewal or extension thereof remains in effect or for so long as the Manager is responsible for the portfolio management and administrative services for the Trust. The Trust has further agreed that in the event that for any reason, the Manager ceases to be responsible for the portfolio management and administrative services of the Trust, the Trust will, unless the Manager otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

      The Management Agreement is terminable without penalty by either party upon not less than sixty (60) days' written notice. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder, except to the extent otherwise provided by order of the SEC or any rule under the 1940 Act and except to the extent the 1940 Act no longer provides for automatic termination, in which case the approval of a majority of the independent Trustees is required for any "assignment."

      By its terms, the Management Agreement will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Management Agreement.

      As compensation for its services and the related expenses borne by the Manager, the Trust pays the Manager a fee, computed daily and payable monthly, at the annual rate of 0.30% of the Fund's average daily net assets, payable out of the Fund's net assets.

      Additionally, the Manager has contractually agreed to waive its investment advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage, interest, tax and extraordinary expenses) at no more than 0.30% of the Fund's average daily net assets for the fiscal year ended September 30, 2005. Additionally, since December 1, 2005, the Manager has voluntarily waived fees paid or reimbursed expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses (excluding interest, taxes and extraordinary expenses) at no more than 0.08% of the Fund's average daily net assets through June 30, 2006. The Manager may extend this arrangement at its option.


      During the fiscal years ended September 30, 2005, September 30, 2004, and September 30, 2003, the investment advisory fees paid to the Manager were $2,699,142, $2,877,369, and $3,089,977, respectively. During such years, the
Manager waived advisory fees in the amounts of $445,477, $583,981, and $583,370, respectively.

THE SUB-ADMINISTRATOR

      The Manager has entered into a Sub-Administration Agreement with PFPC Inc., which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Manager under the management agreement; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees' Meetings, including the mailing of all Board materials, and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share and provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund's investment restrictions; (g) furnishes to the Manager such statistical and other factual information and information regarding economic factors and trends as the Manager from time to time may require; and
(h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

      For such services and the related expenses borne by the Sub-Administrator, the Manager pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of the Fund and certain other affiliated funds under its administration managed by the Manager as follows: up to $10 billion - .0275%; $10 billion to $15 billion - .0125%; over $15 billion - .01%. The Sub-Administrator's fee is paid by the Manager and will result in no additional expense to the Trust.

THE DISTRIBUTOR


      The  Trust,  on  behalf  of the  Fund,  has  entered  into a  Distribution
Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Securities, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1422. Gabelli Securities, Inc. is a majority owned subsidiary of GAMCO Investors, Inc. The Distributor acts as agent of the Fund for the continuous offering of its shares on a no-load basis at no cost to the Fund. In connection with the sale of the Fund's shares, the Trust has authorized the Distributor to give only such information and to make only such statements and representations as are contained in the Fund's Prospectus or Statement of Additional Information. Sales may be made only by Prospectus, which may be delivered personally or through the mails. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act, and bears all costs of preparing, printing and distributing reports and prospectuses used by the Trust in connection with the sale of the Fund's shares and all sales literature printed, counsel fees and expenses in connection with the foregoing.

      The Distribution Agreement is terminable by the Distributor or the Trust at any time without penalty on not more than sixty (60) days' nor less than thirty (30) days' written notice, provided that termination by the Trust must be directed or approved by the Trustees, by the vote of the holders of a majority of the outstanding voting securities of the Trust, or by written consent of a majority of the Trustees who are not interested persons of the Trust or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect from year to year, so long as continuance of the Distribution Agreement is approved annually by the Trustees or by a majority of the outstanding voting securities of the Trust, and in either case, also by majority of the Trustees who are not "interested" persons of the Trust, or the Distributor, as defined in the 1940 Act.


COUNSEL

      Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, is counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      Ernst  &  Young  LLP,  2001  Market  Street,  Philadelphia,   Pennsylvania
19103-7096, has been selected as the Fund's independent registered public accounting firm.


CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, is the custodian for the Fund's cash and securities as well as the transfer and dividend disbursing agent (the "Custodian," "Transfer Agent" and "Dividend Disbursing Agent" respectively) for its shares. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Manager is responsible for all decisions to buy and sell securities for the Fund, arranging the execution of portfolio transactions on the Fund's behalf, and selection of brokers and dealers to effect the transactions. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Fund does not normally incur any brokerage commission expense on such transactions. There were no brokerage commissions incurred by the Fund since its commencement of operations. The instruments purchased by the Fund are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

      The policy of the Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions.

                               PURCHASE OF SHARES

      The procedures for purchasing shares of the Fund are summarized in the Fund's Prospectus under "Purchase of Shares."

                                RETIREMENT PLANS


      The Trust has available a form of Individual Retirement Account ("IRA") for investment in Fund shares which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual. There is no minimum for additional investments in an IRA.

      Under the Code, individuals may make wholly or partly tax-deductible IRA contributions of up to $4,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and/or their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $8,000 annually to both IRAs provided that no more than $4,000 may be contributed to the IRA of either spouse. Investors satisfying statutory income levels requirements may make non-deductible contributions up to $8,000 annually to a Roth IRA, distributions from which are not subject to tax if a statutory five year holding period requirement is satisfied. Individuals of age 50 or over may make catch-up contributions of an additional $1,000.

      Investors who are self-employed may purchase shares of the Fund through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as sponsor for such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for such plans is $1,000 and there is no minimum for additional investments.

      Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Code. Persons desiring information concerning investments through IRAs or other retirement plans should write or telephone the Distributor.


                              REDEMPTION OF SHARES

      The procedures for redemption of shares of the Fund are summarized in the Prospectus under "Redemption of Shares." The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder.

      None of the Manager, the Transfer Agent, the Trust or any of their affiliates or agents will be liable for any loss, expense, or cost when acting upon any oral, wired, or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, shareholders bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed by the Transfer Agent to be genuine. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account. If a shareholder is unable to contact the Trust by telephone, a shareholder may mail the redemption request to the Distributor at The Gabelli Funds, P.O. Box 8308, Boston, Massachusetts 02266-8308.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

      Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without redemption fees. For this reason the Board of Trustees of the Fund has determined not to adopt policies and procedures, or impose redemption fees or other restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, some investors may seek to take advantage of a short-term disparity between the Fund's yield and current market yields, which could have the effect of reducing the Fund's yield. In addition, frequent purchases and redemptions of the Fund's shares will increase the Fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the portfolio by the Manager. Most transaction costs are not included in the Fund's annual operating expenses shown in the Fund's fee table in this prospectus, but do detract from the Fund's performance.

      The Boards of the various non-money market mutual funds have approved policies and procedures that are intended to discourage trading practices in those mutual funds and that may apply to exchanges from or into the Fund. If you plan to exchange your money market shares for shares of another fund, please read the prospectus of that other mutual fund.

                        DETERMINATION OF NET ASSET VALUE

      The method for determining the public offering price of the Fund's shares and the net asset value per share is summarized in the Prospectus under "Pricing of Fund Shares."

      The Fund relies on Rule 2a-7 under the 1940 Act to use the amortized cost valuation method to stabilize the purchase and redemption price of its shares at $1.00 per share. This method of valuation involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of interest rate fluctuations on the market value of the securities. While reliance on Rule 2a-7 should enable the Fund, under most conditions, to maintain a $1.00 share price, there can be no assurance that the Fund will be able to do so, and investment in the Fund is neither insured nor guaranteed by the U.S. Government.

      As required by Rule 2a-7, the Trustees have adopted the following policies relating to the Fund's use of the amortized cost method:

      (a) The Trustees have established procedures which they consider to be reasonably designed, taking into account current market conditions affecting the Fund's investment objective, to stabilize its net asset value at $1.00 per share.

      (b) The Trustees (i) have adopted procedures whereby the extent of deviation between the current net asset value per share calculated using available market quotations or market-based quotations from the Fund's amortized cost price per share will be determined at such intervals as the Trustees deem appropriate and as are reasonable in light of current market conditions, (ii) will periodically review the amount of deviation as well as the methods used to calculate the deviation, and (iii) will maintain records of the determination of deviation and the Trustees' review thereof. In the event such deviation exceeds 3/10 of 1%, the Trustees will promptly consider what action, if any, should be taken to prevent the deviation from exceeding 1/2 of 1%. Where the Trustees believe the extent of deviation may result in material dilution or other unfair results to investors or exiting shareholders, they shall take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

      (c) The Fund will seek to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share; provided, however, that it will not purchase any instrument with a remaining maturity (as determined pursuant to Rule 2a-7) longer than 397 days nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

      (d) The Fund will limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated securities which the Manager, acting in accordance with procedures and guidelines approved by the Trustees, determines to be of eligible quality and to present minimal credit risks. The Fund will invest in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations. The types of U.S. Treasury obligations in which the Fund will invest include (1) bills, notes and bonds issued by the U.S. Treasury that are direct obligations of the U.S. Government and (2) component parts of U.S. Treasury notes and bonds, namely, either the corpus (principal) of such Treasury obligations or one or more of the interest payments scheduled to be paid on such obligations. See "Investment and Risk Information" in the Prospectus.

      (e) The Fund will record, maintain and preserve permanently in an easily accessible place a written copy of the procedures described above and will record, maintain and preserve for a period of not less than six years (two years in an easily accessible place) a written record of the Trustees' considerations and actions taken in connection with the discharge of their obligations set forth above.

      While the procedures adopted by the Trustees have been designed to enable the Fund to achieve its investment objective of maintaining a $1.00 share price, there can be no assurance that a constant share price will be maintained. In the event that market conditions or changes in issuer creditworthiness result in a substantial deviation between the Fund's $1.00 amortized cost price per share and its net asset value per share based on the market value of the Fund's portfolio, the Trustees will take such action as they deem appropriate to eliminate or reduce to the extent possible any dilution of shareholder interests or other unfair results to existing shareholders or investors. Such action may include basing the purchase and redemption price of Fund shares on the Fund's market-based net asset value, with the result that the Fund's price per share may be higher or lower than $1.00.


                                    TAXATION


      The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each current and prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The Fund has qualified, and intends to continue to qualify, as a "regulated investment company" under Subchapter M of the Code. In order to qualify as a regulated investment company, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income.


      The Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

      Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

      As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders, provided that it distributes to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

      Under the Code, amounts not distributed by the Fund on a timely basis in accordance with a calendar-year distribution requirement are subject to a nondeductible 4% federal excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount equal to, at a minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its net capital gains in excess of its capital losses for the twelve-month period ending, as a general rule, on October 31 of the calendar year, and (3) all ordinary income and net capital gains for prior years that were not previously distributed. The Fund intends to avoid the excise tax by making timely distributions.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to U.S. federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. Such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

      Generally, you will owe tax on the amounts the Fund distributes to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred. Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared by the Fund in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared.

      Capital gains, if any, derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Distributions from the Fund's long-term capital gains are, for individuals, generally taxed at favorable long-term capital gains rates regardless of how long you have owned shares in the Fund. Dividends from other sources (including short-term capital gains) are generally taxed as ordinary income. The Fund does not expect that any portion of its dividends will be treated as qualified dividend income eligible for taxation at long-term capital gain rates for shareholders that are individuals. Distributions and dividends may be subject to state and local taxes. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

      Upon sale, exchange or redemption of your Fund shares, you will realize a taxable gain or loss equal to the difference between the amount realized and your basis in the shares. Such gain or loss will be treated as capital gain or loss if you hold the shares as capital assets, and will be long-term capital gain or loss if you held the shares for more than one year and short-term capital gain or loss if you held the shares for one year or less. Any loss realized on a sale, exchange or redemption will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss you realize on the sale of a Fund share held for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains you received with respect to such share.

      The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to you if (i) you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or (ii) you have been notified by the IRS that you are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against your U.S. federal income tax liability.

NOTICES; OTHER TAXES

      NOTICES. Shareholders will receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

      OTHER TAXES. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

      If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


NON-U.S. SHAREHOLDERS


      Dividends by the Fund paid to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

      In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends or upon the sale or other disposition of shares of the fund.

      For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute
Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Portfolio designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


                        DESCRIPTION OF THE FUND'S SHARES

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

      The Fund is the initial series of shares of beneficial interest (par value $.001) of the Trust. The Trustees are authorized to designate one or more additional series of shares of beneficial interest of the Trust, each series representing a separate investment portfolio. Shares of all series will have identical voting rights, except where by law, certain matters must be approved by a majority of the shares of the affected series. Each share of any series of shares when issued has equal dividend, liquidation (see "Redemption of Shares") and voting rights within the series for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate.

      Shares have no preference, preemptive, conversion or similar rights. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

      The Fund sends semi-annual and annual reports to all of its shareholders, which include a list of the Fund's portfolio securities and the Fund's financial statements, which shall be audited annually. Unless it is clear that a shareholder holds as nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

      It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act, the Declaration of Trust or the By-Laws of the Trust. In addition, the Trust will call a special meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees, if requested to do so by the holders of at least 10% of the Trust's outstanding shares, and the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

      Shares of the Trust have noncumulative voting rights which means that the holders of more than 50% of shares can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect a person or persons as Trustees. The Transfer Agent does not issue certificates evidencing Fund shares.

                              FINANCIAL STATEMENTS


      The audited financial statements for the Fund dated September 30, 2005, and the Report of Ernst & Young, LLP thereon, are incorporated herein by reference to the Fund's Annual Report. The Annual Report is available upon request and without charge.

                            PART C: OTHER INFORMATION

Item 22.          EXHIBITS

                (a) Certificate of Trust, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed with the SEC via EDGAR on January 31, 1997 (Accession No. 0000927405-97-000023) ("Post-Effective Amendment No.
                           6").

                           Certificate of Amendment to the Certificate of Trust dated August 18, 1992 is incorporated by reference to Post-Effective Amendment No. 6.

                           Agreement and Declaration of Trust, dated May 21, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

                (b) Amended and Restated By-Laws, dated May 21, 1992, are incorporated by reference to Post-Effective Amendment No. 6.

                (c)        Not Applicable.

                (d) Management Agreement between the Registrant and Gabelli Funds, Inc., dated December 16, 1994, is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement as filed with the SEC via EDGAR on February 1, 1996 (Accession No. 0000927405-96-000036) ("Post-Effective Amendment No.
                           5").

                           Amendment to the Management Agreement between the Registrant and Gabelli Funds, LLC, dated November 17, 1999, is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC via EDGAR on November 29, 1999 (Accession No. 0000927405-99-000362) ("Post-Effective
                           Amendment No. 10").

                           Contractual   Management   Fee  Waiver  and   Expense
                           Reimbursement Agreement, dated October 1, 2005 is filed herewith.

                (e) Distribution Agreement between the Registrant and Gabelli & Company, Inc., dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 5.

                (f)        Not Applicable.

                (g) Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

                (h) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company, dated August 18, 1992, is incorporated by reference to Post-Effective Amendment No. 6.

                (i) Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 10.


                (j) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm is filed herewith.

                           Powers of attorney for Mario J. Gabelli, Anthony J. Colavita, Vincent D. Enright, Thomas E. O'Connor, John J. Parker, Karl Otto Pohl and Anthonie C. van Ekris, dated December 12, 1996, is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC via EDGAR on January 31, 2003. (Accession No. 0000935069 -03-000092).

                           Secretary's  Certificate ratifying  and  approving  a
                           power of attorney for Mario J. Gabelli is incorporated by reference to Post-Effective Amendment No. 10.

                (k)        Not Applicable.


                (l)        Purchase  Agreement,  dated  August   6,   1992,   is
                           incorporated by reference to Post-Effective Amendment No. 6.

                (m)        Not Applicable.

                (n)        Not Applicable.

                (o)        Not Applicable.

                (p)        Not Applicable as the Fund is a Money Market Fund.

Item. 23.         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item. 24.         INDEMNIFICATION

                  To the extent consistent with Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 2 and 3 of Article VII of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's Amended and Restated By-Laws, Trustees, officers and employees of the Trust will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

                  Reference is made to Sections 2 and 3 of Article VII of Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's Amended and Restated By-Laws.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust, its Amended and Restated By-Laws, the Management Agreement, the Sub-Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 25.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Manager") is a registered investment adviser providing investment management and administrative services to the Registrant. The Manager also provides similar services to other mutual funds.

                  The information required by this Item 25 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Manager during the past two fiscal years is incorporated by reference to the Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item. 26.         PRINCIPAL UNDERWRITER

                  (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., GAMCO Global Series Funds, Inc., GAMCO Gold Fund, Inc., The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., Gabelli Investor Funds, Inc., The GAMCO Mathers Fund, Ned Davis Research Funds, The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Westwood Funds.

                  (b) The information required by this Item 26 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (c)      Not Applicable.

Item. 27.         LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

                  Gabelli Funds, LLC
                  One Corporate Center
                  Rye, New York 10580-1422

                  PFPC Inc.
                  99 High Street
                  Boston, Massachusetts 02110

                  PFPC Inc.
                  760 Moore Road
                  King of Prussia, Pennsylvania 19406

                  State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, Massachusetts 02171

                  Boston Financial Data Services, Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171

Item. 28.         MANAGEMENT SERVICES

                  Not Applicable.

Item. 29.         UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI MONEY MARKET FUNDS, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 30th day of January, 2006.


                                                  THE GABELLI MONEY MARKET FUNDS


                                                  By: /S/ BRUCE N. ALPERT
                                                      Bruce N. Alpert
                                                      President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


         SIGNATURES                         TITLE                                  DATE
/S/ BRUCE N. ALPERT                         President                           January 30, 2006
---------------------------
Bruce N. Alpert

MARIO J. GABELLI*                           Trustee                             January 30, 2006
------------------
Mario J. Gabelli

ANTHONY J. COLAVITA*                        Trustee                             January 30, 2006
---------------------------
Anthony J. Colavita

VINCENT D. ENRIGHT*                         Trustee                             January 30, 2006
---------------------------
Vincent D. Enright

JOHN J. PARKER*                             Trustee                             January 30, 2006
------------------
John J. Parker

ANTHONIE C. VAN EKRIS*                      Trustee                              January 30, 2006
----------------------
Anthonie C. van Ekris

*By: /S/ BRUCE N. ALPERT
         Bruce N. Alpert
         Attorney-in-Fact

                                  EXHIBIT INDEX


                  Exhibit
                  NUMBER                             DESCRIPTION

                  22(d)(iii)                Contractual  Management  Fee  Waiver
                                            and Expense Reimbursement Agreement,
                                            dated October 1, 2005.

                  22(i)                     Consent  of   Ernst  &  Young   LLP,
                                            Independent    Registered     Public
                                            Accounting Firm.